EQ ADVISORS TRUSTSM – AXA STRATEGIC ALLOCATION SERIES PORTFOLIOS

SUPPLEMENT DATED JULY 31, 2012 TO THE PROSPECTUS DATED MAY 1, 2012

This Supplement updates certain information contained in the Prospectus dated May 1, 2012, of EQ Advisors Trust (“Trust”) regarding the AXA Strategic Allocation Series Portfolios. You should read this Supplement in conjunction with the Prospectus and retain it for future reference. You may obtain a copy of the Prospectus and Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information about (i) additional benchmark information for the AXA Ultra Conservative Strategy Portfolio, AXA Strategic Allocation Series Portfolios; and (ii) additional risks and related information associated with the additional benchmark information.

On June 7, 2012 the Board of Trustees of the Trust (“Board”) approved for each of the AXA Conservative Strategy Portfolio, the AXA Conservative Growth Strategy Portfolio, the AXA Balanced Strategy Portfolio, the AXA Moderate Growth Strategy Portfolio and the AXA Growth Strategy Portfolio (each, a “Portfolio” and together, the “Portfolios”) a change of one of its benchmark indexes from the Barclays U.S. Aggregate Bond Index to the Barclays Intermediate U.S. Government Bond Index. In addition, on that date, the Board approved for each Portfolio an additional benchmark created by the Portfolio’s manager, AXA Equitable Funds Management Group, LLC (“FMG LLC” or the “Manager”), to show how each Portfolio’s performance compares with the return of a blended index that more closely reflects the returns of asset classes in which the respective Portfolio invests.

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Information Regarding

AXA Conservative Strategy Portfolio

The section of the Prospectus entitled “AXA Conservative Strategy Portfolio – Investments, Risks and Performance – Principal Investment Risks” hereby is revised to include the following additional risk:

Custom Benchmark Risk: Portions of a benchmark against which the Portfolio’s performance is measured, the Volatility Managed Index – International (“VMI-International”), the Volatility Managed Index-Mid Cap Core (“VMI-MMC”), the Volatility Managed Index-Large Cap Core (“VMI-LCC”) and the Volatility Managed Index-Small Cap Core (“VMI-SCC”), were created by the Manager to show how the Portfolio’s performance compares with the returns of a volatility managed index. There is no guarantee that the Portfolio will outperform these benchmarks.

The section of the Prospectus entitled “AXA Conservative Strategy Portfolio - Investments, Risks, and Performance – Risk/Return Bar Chart and Table - Average Annual Total Returns” hereby is deleted in its entirety and replaced with the following information:

Average Annual Total Returns
	One Year	Since Inception (April 30, 2009)
AXA Conservative Strategy Portfolio – Class IA Shares	1.37%	5.86%
AXA Conservative Strategy Portfolio – Class IB Shares	1.37%	5.86%
AXA Conservative Strategy Portfolio – Class K Shares	1.37%	5.86%
S&P 500 Index	5.45%	17.54%
Barclays Intermediate U.S. Government Bond Index (“BIG”)	5.01%	3.96%
66% BIG / 3% VMI-International / 3% VMI–MCC / 11% VMI–LCC / 3% VMI–SCC / 14% Bank of America Merrill Lynch 3-month Treasury Bill Index	2.87%	n/a
Barclays U.S. Aggregate Bond Index+	7.47%	6.99%

+ Effective June 30, 2012, the Portfolio changed one of its broad-based benchmarks from the Barclays U.S. Aggregate Bond Index to the Barclays Intermediate U.S. Government Bond Index. The Portfolio changed its benchmark because the investment manager believes the new benchmark represents a better comparison against which to measure the Portfolio’s performance. Performance information for the Portfolio shown above is as of June 30, 2012.

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Information Regarding

AXA Conservative Growth Strategy Portfolio

The section of the Prospectus entitled “AXA Conservative Growth Strategy Portfolio – Investments, Risks and Performance – Principal Investment Risks” hereby is revised to include the following additional risk:

Custom Benchmark Risk: Portions of a benchmark against which the Portfolio’s performance is measured, the Volatility Managed Index – International (“VMI-International”), the Volatility Managed Index-Mid Cap Core (“VMI-MMC”), the Volatility Managed Index-Large Cap Core (“VMI-LCC”) and the Volatility Managed Index-Small Cap Core (“VMI-SCC”), were created by the Manager to show how the Portfolio’s performance compares with the returns of a volatility managed index. There is no guarantee that the Portfolio will outperform these benchmarks.

The section of the Prospectus entitled “AXA Conservative Growth Strategy Portfolio - Investments, Risks, and Performance – Risk/Return Bar Chart and Table - Average Annual Total Returns” hereby is deleted in its entirety and replaced with the following information:

Average Annual Total Returns
	One Year	Since Inception (April 30, 2009)
AXA Conservative Growth Strategy Portfolio – Class IA Shares	-0.29%	7.83%
AXA Conservative Growth Strategy Portfolio – Class IB Shares	-0.29%	7.83%
AXA Conservative Growth Strategy Portfolio – Class K Shares	-0.29%	7.83%
S&P 500 Index	5.45%	17.54%
Barclays Intermediate U.S. Government Bond Index (“BIG”)	5.01%	3.96%
50% BIG / 7% VMI-International / 7% VMI–MCC / 19% VMI–LCC / 7% VMI–SCC / 10% Bank of America Merrill Lynch 3-month Treasury Bill Index	1.17%	n/a
Barclays U.S. Aggregate Bond Index+	7.47%	6.99%

+   Effective June 30, 2012, the Portfolio changed one of its broad-based benchmarks from the Barclays U.S. Aggregate Bond Index to the Barclays Intermediate U.S. Government Bond Index. The Portfolio changed its benchmark because the investment manager believes the new benchmark represents a better comparison against which to measure the Portfolio’s performance. Performance information for the Portfolio shown above is as of June 30, 2012.

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Information Regarding

AXA Balanced Strategy Portfolio

The section of the Prospectus entitled “AXA Balanced Strategy Portfolio – Investments, Risks and Performance – Principal Investment Risks” hereby is revised to include the following additional risk:

Custom Benchmark Risk: Portions of a benchmark against which the Portfolio’s performance is measured, the Volatility Managed Index – International (“VMI-International”), the Volatility Managed Index-Mid Cap Core (“VMI-MMC”), the Volatility Managed Index-Large Cap Core (“VMI-LCC”) and the Volatility Managed Index-Small Cap Core (“VMI-SCC”), were created by the Manager to show how the Portfolio’s performance compares with the returns of a volatility managed index. There is no guarantee that the Portfolio will outperform these benchmarks.

The section of the Prospectus entitled “AXA Balanced Strategy Portfolio - Investments, Risks, and Performance – Risk/Return Bar Chart and Table - Average Annual Total Returns” hereby is deleted in its entirety and replaced with the following information:

Average Annual Total Returns
	One Year	Since Inception (April 30, 2009)
AXA Balanced Strategy Portfolio – Class IA Shares	-1.02%	5.51%
AXA Balanced Strategy Portfolio – Class IB Shares	-1.11%	8.42%
AXA Balanced Strategy Portfolio – Class K Shares	-1.11%	8.42%
S&P 500 Index	5.45%	17.54%
Barclays Intermediate U.S. Government Bond Index (“BIG”)	5.01%	3.96%
42% BIG / 8% VMI-International / 8% VMI–MCC / 26% VMI–LCC / 8% VMI–SCC / 8% Bank of America Merrill Lynch 3-month Treasury Bill Index	0.60%	n/a
Barclays U.S. Aggregate Bond Index+	7.47%	6.99%

+ Effective June 30, 2012, the Portfolio changed one of its broad-based benchmarks from the Barclays U.S. Aggregate Bond Index to the Barclays Intermediate U.S. Government Bond Index. The Portfolio changed its benchmark because the investment manager believes the new benchmark represents a better comparison against which to measure the Portfolio’s performance. Performance information for the Portfolio shown above is as of June 30, 2012.

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Information Regarding

AXA Moderate Growth Strategy Portfolio

The section of the Prospectus entitled “AXA Moderate Growth Strategy Portfolio – Investments, Risks and Performance – Principal Investment Risks” hereby is revised to include the following additional risk:

Custom Benchmark Risk: Portions of a benchmark against which the Portfolio’s performance is measured, the Volatility Managed Index – International (“VMI-International”), the Volatility Managed Index-Mid Cap Core (“VMI-MMC”), the Volatility Managed Index-Large Cap Core (“VMI-LCC”) and the Volatility Managed Index-Small Cap Core (“VMI-SCC”), were created by the Manager to show how the Portfolio’s performance compares with the returns of a volatility managed index. There is no guarantee that the Portfolio will outperform these benchmarks.

The section of the Prospectus entitled “AXA Moderate Growth Strategy - Investments, Risks, and Performance – Risk/Return Bar Chart and Table - Average Annual Total Returns” hereby is deleted in its entirety and replaced with the following information:

Average Annual Total Returns
	One Year	Since Inception (April 30, 2009)
AXA Moderate Growth Strategy Portfolio – Class IA Shares	-1.85%	9.98%
AXA Moderate Growth Strategy Portfolio – Class IB Shares	-1.85%	9.98%
AXA Moderate Growth Strategy Portfolio – Class K Shares	-1.85%	9.98%
S&P 500 Index	5.45%	17.54%
Barclays Intermediate U.S. Government Bond Index (“BIG”)	5.01%	3.96%
33% BIG / 10% VMI-International / 10% VMI–MCC / 30% VMI–LCC / 10% VMI–SCC / 7% Bank of America Merrill Lynch 3-month Treasury Bill Index	-0.38%	n/a
Barclays U.S. Aggregate Bond Index+	7.47%	6.99%

+ Effective June 30, 2012, the Portfolio changed one of its broad-based benchmarks from the Barclays U.S. Aggregate Bond Index to the Barclays Intermediate U.S. Government Bond Index. The Portfolio changed its benchmark because the investment manager believes the new benchmark represents a better comparison against which to measure the Portfolio’s performance. Performance information for the Portfolio shown above is as of June 30, 2012.

*****

Information Regarding

AXA Growth Strategy Portfolio

The section of the Prospectus entitled “AXA Growth Strategy Portfolio – Investments, Risks and Performance – Principal Investment Risks” hereby is revised to include the following additional risk:

Custom Benchmark Risk: Portions of a benchmark against which the Portfolio’s performance is measured, the Volatility Managed Index – International (“VMI-International”), the Volatility Managed Index-Mid Cap Core (“VMI-MMC”), the Volatility Managed Index-Large Cap Core (“VMI-LCC”) and the Volatility Managed Index-Small Cap Core (“VMI-SCC”), were created by the Manager to show how the Portfolio’s performance compares with the returns of a volatility managed index. There is no guarantee that the Portfolio will outperform these benchmarks.

The section of the Prospectus entitled “AXA Growth Strategy Portfolio - Investments, Risks, and Performance – Risk/Return Bar Chart and Table - Average Annual Total Returns” hereby is deleted in its entirety and replaced with the following information:

Average Annual Total Returns
	One Year	Since Inception (April 30, 2009)
AXA Growth Strategy Portfolio – Class IA Shares	-2.64%	6.17%
AXA Growth Strategy Portfolio – Class IB Shares	-2.73%	10.23%
AXA Growth Strategy Portfolio – Class K Shares	-2.73%	10.23%
S&P 500 Index	5.45%	17.54%
Barclays Intermediate U.S. Government Bond Index (“BIG”)	5.01%	3.96%
25% BIG / 12% VMI-International / 12% VMI–MCC / 34% VMI–LCC / 12% VMI–SCC / 5% Bank of America Merrill Lynch 3-month Treasury Bill Index	-1.35%	n/a
Barclays U.S. Aggregate Bond Index+	7.47%	6.99%

+   Effective June 30, 2012, the Portfolio changed one of its broad-based benchmarks from the Barclays U.S. Aggregate Bond Index to the Barclays Intermediate U.S. Government Bond Index. The Portfolio changed its benchmark because the investment manager believes the new benchmark represents a better comparison against which to measure the Portfolio’s performance. Performance information for the Portfolio shown above is as of June 30, 2012.